As filed electronically with the Securities and Exchange Commission on
                                                    March 8, 1999
                               (File No. 2-17613)


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  Post-Effective Amendment No.    109     [ X ]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                              Amendment No.      [ X ]


                                    IVY FUND
               (Exact Name of Registrant as Specified in Charter)

                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 777-6472

                                C. William Ferris
                      Mackenzie Investment Management Inc.
                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                   Ten Post Office Square, South - Suite 1230
                                Boston, MA 02109


[ X ]       It is proposed that this Post-Effective Amendment become effective
           75 days after filing pursuant to paragraph (a)(2) of Rule 485.

THIS POST-EFFECTIVE AMENDMENT IS BEING FILED IN ORDER TO ESTABLISH IVY EUROPEAN OPPORTUNITIES FUND (THE "FUND") AS A SERIES OF IVY FUND (THE "REGISTRANT"). PEA NO. 106 WAS PREVIOUSLY FILED FOR EFFECTING THE AFOREMENTIONED ESTABLISHMENT; HOWEVER, PEA 106 WAS INADVERTENTLY PREEMPTED UNDER RULE 485(d)(3) OF THE SECURITIES ACT OF 1933 BY THE FILING OF PEA 107 ON FEBRUARY 28, 1999, WHICH FILING WAS MADE FOR THE PURPOSE OF BRINGING REGISTRANT'S SERIES INTO COMPLIANCE WITH THE NEW DISCLOSURE REQUIREMENTS OF FORM N-1A AND INCLUDED VERSIONS OF THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION REVISED IN ACCORD WITH AMENDED N-1A. THE TWO PROSPECTUSES AND TWO STATEMENTS OF ADDITIONAL INFORMATION FOR IVY EUROPEAN OPPORTUNITIES FUND THAT ARE INCORPORATED BY REFERENCE INTO THIS POST-EFFECTIVE AMENDMENT NO. 109 ARE TO BE USED CONCURRENTLY WITH AND SEPARATELY FROM THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR IVY MONEY MARKET FUND, IVY ASIA PACIFIC FUND, IVY BOND FUND, IVY CANADA FUND, IVY CHINA REGION FUND, IVY US EMERGING GROWTH FUND, IVY GLOBAL FUND, IVY GLOBAL NATURAL RESOURCES FUND, IVY GLOBAL SCIENCE & TECHNOLOGY FUND, IVY GROWTH FUND, IVY GROWTH WITH INCOME FUND, IVY INTERNATIONAL FUND, IVY INTERNATIONAL FUND II, IVY INTERNATIONAL SMALL COMPANIES FUND, IVY SOUTH AMERICA FUND, IVY DEVELOPING NATIONS FUND, IVY PAN-EUROPE FUND, AND IVY US BLUE CHIP FUND, (AND IVY INTERNATIONAL STRATEGIC BOND FUND, WHOSE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION HAVE NOT YET BECOME EFFECTIVE), WHICH ARE NOT INCLUDED IN, BUT ARE ALSO INCORPORATED BY REFERENCE TO, THIS FILING.

                                    IVY FUND

                              CROSS REFERENCE SHEET

         Post-Effective Amendment No. 109 incorporates by reference the Prospectuses and Statements of Additional Information to be used with Ivy European Opportunities Fund, one of the twenty series of Ivy Fund (the "Registrant"). The other nineteen series of the Registrant are described in separate prospectuses and statements of additional information, which are not included herewith but are incorporated by reference herein.

                           ITEMS REQUIRED BY FORM N-1A

CLASS A, B, C, AND I SHARES:

PART A:

1        COVER PAGE:  Cover Page

2        SYNOPSIS:  Expense Information

3        CONDENSED FINANCIAL INFORMATION: Not Applicable

4        GENERAL DESCRIPTION OF REGISTRANT:  Investment Objectives and Policies;
         Risk Factors and Investment Techniques

5        MANAGEMENT OF THE FUND:  Organization and Management of the Fund;
         Investment Manager; Transfer Agent; Fund Administration and Accounting

6 CAPITAL STOCK AND OTHER SECURITIES: Performance Data; Dividends and Taxes; Choosing a Distribution Option; Shareholder Inquiries; Signature Guarantees; Consolidated Account Statements

7 PURCHASE OF SECURITIES BEING OFFERED: How to Buy Shares; How Your Purchase Price is Determined; How the Fund Values its Shares; Initial Sales Charge Alternative--Class A Shares; Contingent Deferred Sales Charge Alternative--Class A Shares; Qualifying for a Reduced Sales Charge; Contingent Deferred Sales Charge Alternative--Class B and Class C Shares; Automatic Investment Method; Retirement Plans

8 REDEMPTION OR REPURCHASE: How to Redeem Shares; Minimum Account Balance Requirements; Tax Identification Number; Certificates; Exchange Privilege; Systematic Withdrawal Plan

9        PENDING LEGAL PROCEEDINGS:  Not Applicable



PART B:

10       COVER PAGE:  Cover Page

11       TABLE OF CONTENTS:  Table of Contents

12       GENERAL INFORMATION AND HISTORY:  Investment Objectives and Policies

13 INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Investment Restrictions; Additional Restrictions; Appendix A

14 MANAGEMENT OF THE FUND: Trustees and Officers; Investment Advisory and Other Services

15 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Trustees and Officers; Capitalization and Voting Rights

16       INVESTMENT ADVISORY AND OTHER SERVICES:  Investment Advisory and Other
         Services

17 BROKERAGE ALLOCATION AND OTHER PRACTICES: Brokerage Allocation; Portfolio Turnover

18 CAPITAL STOCK AND OTHER SECURITIES: Capitalization and Voting Rights; Conversion of Class B Shares

19 PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Redemptions

20       TAX STATUS:  Taxation

21       UNDERWRITERS:  Investment Advisory and Other Services

22       CALCULATION OF PERFORMANCE DATA:  Performance Information

23       FINANCIAL STATEMENTS:  Financial Statements


ADVISOR CLASS SHARES:

PART A:

1        COVER PAGE:  Cover Page

2        SYNOPSIS:  Expense Information

3        CONDENSED FINANCIAL INFORMATION: Not Applicable

4        GENERAL DESCRIPTION OF REGISTRANT:  Investment Objectives and Policies;
         Risk Factors and Investment Techniques

5        MANAGEMENT OF THE FUND:  Organization and Management of the Fund;
         Investment Manager; Transfer Agent; Fund Administration and Accounting

6 CAPITAL STOCK AND OTHER SECURITIES: Performance Data; Dividends and Taxes; Choosing a Distribution Option; Shareholder Inquiries; Signature Guarantees; Consolidated Account Statements

7 PURCHASE OF SECURITIES BEING OFFERED: How to Buy Shares; How Your Purchase Price is Determined; How the Fund Values its Shares; Automatic Investment Method; Retirement Plans

8 REDEMPTION OR REPURCHASE: How to Redeem Shares; Minimum Account Balance Requirements; Tax Identification Number; Certificates; Exchange Privilege; Systematic Withdrawal Plan

9        PENDING LEGAL PROCEEDINGS:  Not Applicable

PART B:

10       COVER PAGE:  Cover Page

11       TABLE OF CONTENTS:  Table of Contents

12       GENERAL INFORMATION AND HISTORY:  Investment Objectives and Policies

13 INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Investment Restrictions; Additional Restrictions; Appendix A

14 MANAGEMENT OF THE FUND: Trustees and Officers; Investment Advisory and Other Services

15 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Trustees and Officers; Capitalization and Voting Rights

16       INVESTMENT ADVISORY AND OTHER SERVICES:  Investment Advisory and Other
         Services

17 BROKERAGE ALLOCATION AND OTHER PRACTICES: Brokerage Allocation; Portfolio Turnover

18       CAPITAL STOCK AND OTHER SECURITIES:  Capitalization and Voting Rights

19 PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Redemptions

20       TAX STATUS:  Taxation

21       UNDERWRITERS:  Investment Advisory and Other Services

22       CALCULATION OF PERFORMANCE DATA:  Performance Information

23       FINANCIAL STATEMENTS:  Financial Statements

PARTS A and B.             PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

         The two Prospectuses and two Statements of Additional Information applicable to Classes A, B, C and I and to the Advisor Class shares of Ivy European Opportunities Fund, which were included in the Registrant's Post-Effective Amendment No. 106 filed with the Securities and Exchange Commission via EDGAR on February 8, 1999 pursuant to Rule 485(a) under the Securities Act of 1933, are incorporated herein by reference.

PART C.  OTHER INFORMATION

Item 23: Exhibits:

     (a) Articles of Incorporation:

                    (1) Amended and Restated Declaration of Trust dated December 10, 1992, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (2) Redesignation of Shares of Beneficial Interest and Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest (No Par Value) filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (3) Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (4) Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (5) Establishment and Designation of Additional Series (Ivy Emerging Growth Fund), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (6) Redesignation of Shares (Ivy Growth with Income Fund--Class A) and Establishment and Designation of Additional Class (Ivy Growth with Income Fund--Class
                         C), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (7)  Redesignation    of   Shares   (Ivy   Emerging   Growth
                         Fund--Class A, Ivy Growth Fund--Class A and Ivy International Fund--Class A), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (8) Establishment and Designation of Additional Series (Ivy China Region Fund), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (9) Establishment and Designation of Additional Class (Ivy China Region Fund--Class B, Ivy Emerging Growth Fund--Class B, Ivy Growth Fund--Class B, Ivy Growth with Income Fund--Class B and Ivy International Fund--Class B), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (10) Establishment  and Designation of Additional Class (Ivy
                         International Fund--Class I), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (11) Establishment  and  Designation  of Series and  Classes
                         (Ivy Latin American Strategy Fund--Class A and Class B, Ivy New Century Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (12) Establishment  and  Designation  of Series and  Classes
                         (Ivy International Bond Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (13) Establishment  and  Designation  of Series and  Classes
                         (Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term US Government Securities Fund (now known as Ivy Short-Term Bond Fund) -- Class A and Class B), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (14) Redesignation   of  Ivy  Short-Term   U.S.   Government
                         Securities Fund as Ivy Short-Term Bond Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (15) Redesignation of Shares (Ivy Money Market Fund--Class A
                         and Ivy Money Market Fund--Class B), filed with Post-Effective Amendment No. 84 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (16) Form of  Establishment  and  Designation  of Additional
                         Class (Ivy Bond Fund--Class C; Ivy Canada Fund--Class C; Ivy China Region Fund--Class C; Ivy Emerging Growth Fund--Class C; Ivy Global Fund--Class C; Ivy Growth Fund--Class C; Ivy Growth with Income Fund--Class C; Ivy International Fund--Class C; Ivy Latin America Strategy Fund--Class C; Ivy International Bond Fund--Class C; Ivy Money Market Fund--Class C; Ivy New Century Fund--Class C), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (17) Establishment  and  Designation  of Series and  Classes
                         (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (18) Establishment  and  designation  of Series and  Classes
                         (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (19) Establishment  and  designation  of Series and  Classes
                         (Ivy Pan-Europe Fund--Class A, Class B and Class C), filed with Post-Effective Amendment No. 92 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (20) Establishment  and  designation  of Series and  Classes
                         (Ivy International Fund II--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (21) Form of  Establishment  and  Designation  of Additional
                         Class (Ivy Asia Pacific Fund--Advisor Class; Ivy Bond Fund--Advisor Class; Ivy Canada Fund--Advisor Class; Ivy China Region Fund--Advisor Class; Ivy Emerging Growth Fund--Advisor Class; Ivy Global Fund--Advisor
                         Class;  Ivy  Global  Natural  Resources   Fund--Advisor
                         Class; Ivy Global Science & Technology Fund--Advisor Class; Ivy Growth Fund--Advisor Class; Ivy Growth with Income Fund--Advisor Class; Ivy International Bond Fund--Advisor Class; Ivy International Fund II--Advisor Class; Ivy International Small Companies Fund--Advisor Class; Ivy Latin America Strategy Fund--Advisor Class; Ivy New Century Fund--Advisor Class; Ivy Pan-Europe Fund--Advisor Class), filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (22) Redesignations  of Series  and  Classes  (Ivy  Emerging
                         Growth Fund redesignated as Ivy US Emerging Growth Fund; Ivy New Century Fund redesignated as Ivy Developing Nations Fund; and, Ivy Latin America Strategy Fund redesignated as Ivy South America Fund), filed with Post-Effective Amendment No. 97 to Registration Statement 2-17613 and incorporated by reference herein.

                    (23) Redesignation  of Series and Classes and  Establishment
                         and Designation of Additional Class (Ivy International Bond Fund redesignated as Ivy High Yield Fund; Class I shares of Ivy High Yield Fund established), filed with Post-Effective Amendment No. 98 to Registration Statement 2-17613 and incorporated by reference herein.

                    (24) Establishment  and  designation  of Series and  Classes
                         (Ivy US Blue Chip Fund--Class A, Class B, Class C, Class I and Advisor Class), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

                    (25) Redesignation  of Series  and  Classes  (Ivy High Yield
                         Fund redesignated as Ivy  International  Strategic Bond
                         Fund) to be filed by amendment.

                    (26) Establishment  and  designation  of Series and  Classes
                         (Ivy European Opportunities Fund -- Class A, Class B, Class C, Class I and Advisor Class) to be filed by amendment.

     (b) By-laws:

                    (1)  By-Laws,   as   amended,   filed  with   Post-Effective
                         Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

     (c)  Instruments Defining the Rights of Security Holders:

                    (1) Specimen Securities for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 49 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (2) Specimen Security for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 70 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (3) Specimen Security for Ivy China Region Fund, filed with Post-Effective Amendment No. 74 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (4) Specimen Security for Ivy Latin American Strategy Fund, filed with Post-Effective Amendment No. 75 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (5) Specimen Security for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (6) Specimen Security for Ivy International Bond Fund, filed with Post-Effective Amendment No. 76 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (7) Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 77 to Registration Statement No. 2-17613 and incorporated by reference herein.

     (d) Investment Advisory Contracts:

                    (1) Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.


                    (2) Subadvisory Contract by and among Ivy Fund, Ivy Management, Inc. and Boston Overseas Investors, Inc., filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (3) Assignment Agreement relating to Subadvisory Contract, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (4) Business Management and Investment Advisory Agreement Supplement for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (5) Business Management and Investment Advisory Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (6) Business Management and Investment Advisory Supplement for Ivy Latin America Strategy Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (7) Business Management and Investment Advisory Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (8) Business Management and Investment Advisory Agreement Supplement for Ivy International Bond Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (9) Business Management and Investment Advisory Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (10) Master Business  Management  Agreement between Ivy Fund and Ivy Management, Inc., filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (11) Supplement  to Master  Business  Agreement  between Ivy
                         Fund and Ivy Management, Inc. (Ivy Canada Fund), filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (12) Investment  Advisory  Agreement  between  Ivy  Fund and
                         Mackenzie Financial Corporation, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (13) Form of Supplement to Master  Business  Management  and
                         Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Science & Technology
                         Fund), filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (14) Form of Supplement to Master  Business  Management  and
                         Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (15) Form  of  Supplement  to  Master  Business   Management
                         Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 89 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (16) Form of  Supplement to  Investment  Advisory  Agreement
                         between Ivy Fund and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 89 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (17) Form of Supplement to Master  Business  Management  and
                         Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (18) Form of Supplement to Master  Business  Management  and
                         Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (19) Addendum to Master  Business  Management and Investment
                         Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (20) Supplement to Master Business Management and Investment
                         Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (21) Supplement to Master Business Management and Investment
                         Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

                    (22) Supplement to Master Business Management and Investment
                         Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy International Strategic Bond Fund) to be filed by amendment.

                    (23) Supplement to Master Business Management and Investment
                         Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy European Opportunities Fund) to be filed by amendment.

                    (24) Subadvisory Agreement between Ivy Management,  Inc. and
                         Henderson Investment Management Limited to be filed by amendment.

     (e) Underwriting Contracts:

                    (1) Dealer Agreement, as amended, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (2) Amended and Restated Distribution Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (3) Addendum to Amended and Restated Distribution Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (4) Addendum to Amended and Restated Distribution Agreement (Ivy Money Market Fund--Class A and Class B), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (5) Form of Addendum to Amended and Restated Distribution Agreement (Class C), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (6) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (7) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C, and Class I), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (8) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Pan-Europe Fund--Class A, Class B and Class C), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (9) Form of Addendum to Amended and Restated Distribution Agreement (Ivy International Fund II--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (10) Form of Addendum to Amended and  Restated  Distribution
                         Agreement (Advisor Class), filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (11) Addendum to Amended and Restated Distribution Agreement
                         (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (12) Addendum to Amended and Restated Distribution Agreement
                         (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (13) Addendum to Amended and Restated Distribution Agreement
                         (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

                    (14) Addendum to Amended and Restated Distribution Agreement
                         (Ivy International Strategic Bond Fund) to be filed by amendment.

                    (15) Addendum to Amended and Restated Distribution Agreement
                         (Ivy European Opportunities Fund) to be filed by amendment.

                    (16) Form of Amended and  Restated  Distribution  Agreement,
                         filed with Post-Effective Amendment No. 107 to Registration Statement No. 2-17613 and incorporated by reference herein.

     (f) Bonus or Profit Sharing Contracts: Inapplicable.

     (g) Custodian Agreements:

                    (1) Custodian Agreement between Ivy Fund and Brown Brothers Harriman & Co., filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

     (h) Other Material Contracts:

                    (1) Master Administrative Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (2) Addendum to Administrative Services Agreement Supplement for Ivy International Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (3) Administrative Services Agreement Supplement for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (4) Administrative Services Agreement Supplement for Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (5) Administrative Services Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (6) Administrative Services Agreement Supplement for Class I Shares of Ivy International Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (7) Master Fund Accounting Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Emerging Growth Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (8) Fund Accounting Services Agreement Supplement for Ivy Growth with Income Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (9) Fund Accounting Services Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (10) Transfer  Agency  and  Shareholder  Services  Agreement
                         between Ivy Fund and Ivy Management, Inc., filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (11) Addendum to Transfer  Agency and  Shareholder  Services
                         Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (12) Assignment  Agreement  relating to Transfer  Agency and
                         Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (13) Administrative  Services  Agreement  Supplement for Ivy
                         Latin America Strategy Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (14) Administrative  Services  Agreement  Supplement for Ivy
                         New Century Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (15) Fund Accounting  Services Agreement  Supplement for Ivy
                         Latin America Strategy Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (16) Fund Accounting  Services Agreement  Supplement for Ivy
                         New Century Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (17) Addendum to Transfer  Agency and  Shareholder  Services
                         Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (18) Administrative  Services  Agreement  Supplement for Ivy
                         International Bond Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (19) Fund  Accounting  Services  Agreement   Supplement  for
                         International Bond Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (20) Addendum to Transfer  Agency and  Shareholder  Services
                         Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (21) Addendum to Transfer  Agency and  Shareholder  Services
                         Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (22) Administrative  Services  Agreement  Supplement for Ivy
                         Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (23) Fund Accounting  Services Agreement  Supplement for Ivy
                         Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (24) Form of Administrative  Services  Agreement  Supplement
                         (Class C) for Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund, Ivy Money Market Fund and Ivy New Century Fund, filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (25) Form of  Addendum to  Transfer  Agency and  Shareholder
                         Services Agreement (Class C), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (26) Form of Administrative  Services  Agreement  Supplement
                         for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (27) Form of Fund Accounting  Services Agreement  Supplement
                         for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (28) Form of  Addendum to  Transfer  Agency and  Shareholder
                         Services Agreement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (29) Form of Administrative  Services  Agreement  Supplement
                         for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (30) Form of Fund Accounting  Services Agreement  Supplement
                         for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (31) Form of  Addendum to  Transfer  Agency and  Shareholder
                         Services Agreement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (32) Form of Administrative  Services  Agreement  Supplement
                         for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (33) Form of Fund Accounting  Services Agreement  Supplement
                         for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (34) Form of  Addendum to  Transfer  Agency and  Shareholder
                         Services Agreement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (35) Form of Administrative  Services  Agreement  Supplement
                         for Ivy International Fund II, filed with Post-Effective Amendment No. 94 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (36) Form of Fund Accounting  Services Agreement  Supplement
                         for Ivy International Fund II, filed with Post-Effective Amendment No. 94 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (37) Form of  Addendum to  Transfer  Agency and  Shareholder
                         Services Agreement for Ivy International Fund II, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (38) Form of Administrative  Services  Agreement  Supplement
                         (Advisor Class) for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Bond Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (39) Form of  Addendum to  Transfer  Agency and  Shareholder
                         Services Agreement (Advisor Class), filed with Post-Effective Amendment No. 96 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (40) Addendum  to  Administrative  Services  Agreement  (Ivy
                         Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (41) Addendum to Fund  Accounting  Services  Agreement  (Ivy
                         Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (42) Addendum to Transfer  Agency and  Shareholder  Services
                         Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (43) Addendum to Fund  Accounting  Services  Agreement  (Ivy
                         High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (44) Addendum to Administrative Services Agreement (Ivy High
                         Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (45) Amended  Addendum  to Transfer  Agency and  Shareholder
                         Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein (a corrected version of which was filed with Post-Effective Amendment No.
                         99).

                    (46) Addendum to Transfer  Agency and  Shareholder  Services
                         Agreement (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

                    (47) Addendum to Fund Accounting  Services Agreement (Ivy US
                         Blue Chip Fund), to be filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

                    (48) Addendum to Administrative  Services  Agreement (Ivy US
                         Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

                    (49) Addendum to Transfer  Agency and  Shareholder  Services
                         Agreement (Ivy International Strategic Bond Fund) to be filed by amendment.

                    (50) Addendum to Fund  Accounting  Services  Agreement  (Ivy
                         International Strategic Bond Fund) to be filed by amendment.

                    (51) Addendum  to  Administrative  Services  Agreement  (Ivy
                         International Strategic Bond Fund) to be filed by amendment.

                    (52) Addendum to Transfer  Agency and  Shareholder  Services
                         Agreement (Ivy European Opportunities Fund) to be filed by amendment.

                    (53) Addendum to Fund  Accounting  Services  Agreement  (Ivy
                         European Opportunities Fund) to be filed by amendment.

                    (54) Addendum  to  Administrative  Services  Agreement  (Ivy
                         European Opportunities Fund) to be filed by amendment.

     (i) Legal Opinion: To be filed by amendment.

     (j) Other Opinions: To be filed by amendment.

     (k) Omitted Financial Statements: Not applicable.

     (l) Initial Capital Agreements: Not applicable.

     (m) Rule 12b-1 Plan:

                    (1) Amended and Restated Distribution Plan for Class A shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (2) Distribution Plan for Class B shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (3) Distribution Plan for Class C Shares of Ivy Growth with Income Fund, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (4) Form of Rule 12b-1 Related Agreement, filed with Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (5) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with
                         Post-Effective Amendment No. 102 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (6) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (7) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with
                         Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (8) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (9) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with
                         Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (10) Supplement  to  Distribution  Plan for Ivy Fund Class B
                         Shares, filed with Post-Effective Amendment No. 103 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (11) Form of Supplement to Distribution  Plan for Ivy Growth
                         with Income Fund Class C Shares (Redesignation as Class D Shares), filed with Post-Effective Amendment No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (12) Form of  Distribution  Plan for  Class C shares  of Ivy
                         Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund and Ivy New Century Fund, filed with Post-Effective Amendment No. 85 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (13) Form of  Supplement  to  Master  Amended  and  Restated
                         Distribution Plan for Ivy Fund Class A Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (14) Form of  Supplement to  Distribution  Plan for Ivy Fund
                         Class B Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (15) Form of  Supplement to  Distribution  Plan for Ivy Fund
                         Class C Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (16) Form of  Supplement  to  Master  Amended  and  Restated
                         Distribution Plan for Ivy Fund Class A Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (17) Form of  Supplement to  Distribution  Plan for Ivy Fund
                         Class B Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies
                         Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (18) Form of  Supplement to  Distribution  Plan for Ivy Fund
                         Class C Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies
                         Fund), filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (19) Form of  Supplement  to  Master  Amended  and  Restated
                         Distribution Plan for Ivy Fund Class A Shares (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (20) Form of  Supplement to  Distribution  Plan for Ivy Fund
                         Class B Shares (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (21) Form of  Supplement to  Distribution  Plan for Ivy Fund
                         Class C Shares (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (22) Form of  Supplement  to  Master  Amended  and  Restated
                         Distribution Plan for Ivy Fund Class A Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (23) Form of  Supplement to  Distribution  Plan for Ivy Fund
                         Class B Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (24) Form of  Supplement to  Distribution  Plan for Ivy Fund
                         Class C Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (25) Amendment to Master  Amended and Restated  Distribution
                         Plan for Ivy Fund Class A Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (26) Amendment  to  Distribution  Plan for Ivy Fund  Class B
                         Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (27) Amendment  to  Distribution  Plan for Ivy Fund  Class C
                         Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (28) Supplement to Master Amended and Restated  Distribution
                         Plan for Ivy Fund Class A Shares (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (29) Supplement  to  Distribution  Plan for Ivy Fund Class B
                         Shares (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (30) Supplement  to  Distribution  Plan for Ivy Fund Class C
                         Shares (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (31) Supplement to Master Amended and Restated  Distribution
                         Plan for Ivy  Fund  Class A  Shares  (Ivy US Blue  Chip
                         Fund), filed with Post-Effective Amendment No. 101 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (32) Supplement  to  Distribution  Plan for Ivy Fund Class B
                         Shares (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (33) Supplement  to  Distribution  Plan for Ivy Fund Class C
                         Shares (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (34) Supplement to Master Amended and Restated  Distribution
                         Plan for Ivy Fund Class A Shares (Ivy International Strategic Bond Fund), to be filed by amendment.

                    (35) Supplement  to  Distribution  Plan for Ivy Fund Class B
                         Shares (Ivy International Strategic Bond Fund), to be filed by amendment.

                    (36) Supplement  to  Distribution  Plan for Ivy Fund Class C
                         Shares (Ivy International Strategic Bond Fund), to be filed by amendment.

                    (37) Supplement to Master Amended and Restated  Distribution
                         Plan  for  Ivy  Fund  Class  A  Shares  (Ivy   European
                         Opportunities Fund), to be filed by amendment.

                    (38) Supplement  to  Distribution  Plan for Ivy Fund Class B
                         Shares (Ivy European Opportunities Fund), to be filed by amendment.

                    (39) Supplement  to  Distribution  Plan for Ivy Fund Class C
                         Shares (Ivy European Opportunities Fund), to be filed by amendment

                    (40) Form of Distribution  Plan For Ivy Fund Class B Shares,
                         filed with Post-Effective Amendment No. 107 to Registration Statement No. 2-17613 and incorporated by reference herein. .

     (n) Financial Data Schedules: Not applicable.

     (o) Rule 18f-3 Plans:

                    (1) Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 83 to Registration
                         Statement No. 2-17613 and incorporated by reference herein.

                    (2) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 85 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (3) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (4) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (5) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 92 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (6) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 94 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (7) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 96 to Registration Statement No. 2-17613 and incorporated by reference herein.

                    (8) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 98 to Registration Statement No. 2-17613 and incorporated by reference herein (a corrected version of which was filed with Post-Effective Amendment No. 99).

                    (9) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

                    (10) Amended  and  Restated  Plan  adopted  pursuant to Rule
                         18f-3 under the Investment Company Act of 1940, to be filed by amendment.


Item 24. Persons Controlled by or Under Common Control with the Fund:
         Not applicable

Item 25. Indemnification

                  A policy of insurance covering Ivy Management, Inc. and the Registrant will insure the Registrant's trustees and officers and others against liability arising by reason of an actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other negligent act.

                  Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust, dated December 10, 1992, filed with Post-Effective Amendment No. 71 to Registration Statement No. 2-17613 and incorporated by reference herein.

Item 26. Business and Other Connections of Investment Adviser

                  Information Regarding Adviser and Subadviser Under Advisory Arrangements. Reference is made to the Form ADV of each of Ivy Management, Inc., the adviser to eighteen series of the Trust, Mackenzie Financial Corporation, the adviser to Ivy Canada Fund and Ivy Global Natural Resources Fund, Northern Cross
                  Investments Limited (the successor to Boston Overseas Investors, Inc.), and Henderson Investment Management Limited, the subadviser to Ivy International Small Companies Fund and Ivy European Opportunities Fund.

                  The list required by this Item 26 of officers and directors of Ivy Management, Inc., Mackenzie Financial Corporation, Northern Cross Investments Limited and Henderson Investment Management Limited, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of each firm's respective Form ADV.

Item 27. Principal Underwriters

                  (a) Ivy Mackenzie Distributors, Inc. ("IMDI"), formerly Mackenzie Ivy Funds Distributors, Inc., Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, Registrant's distributor, is a subsidiary of Mackenzie Investment Management Inc. ("MIMI"), Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432. IMDI is the successor to MIMI's distribution activities. IMDI also serves as the distributor for Mackenzie Solutions.

                  (b) The information required by this Item 27 regarding each director, officer or partner of IMDI is incorporated by reference to Schedule A of Form BD filed by IMDI pursuant to the Securities Exchange Act of 1934.

                  (c)      Not applicable

Item 28. Location of Accounts and Records

                  The information required by this item is incorporated by reference to Item 7 of Part II of Post-Effective Amendment No. 46 to Registration Statement No. 2-17613.

Item 29. Management Services:  Not applicable.

Item 30. Undertakings:  Not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 109 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the eighth day of March, 1999.

                                                IVY FUND

                                      By:      Keith J. Carlson**
By:      JOSEPH R. FLEMING                        President
         Joseph R. Fleming, Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 109 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                                  TITLE                DATE

MICHAEL G. LANDRY*           Trustee and Chairman                03/08/99
                            (Chief Executive Officer)

JOHN S. ANDEREGG, JR.*                      Trustee              03/08/99

PAUL H. BROYHILL*                           Trustee              03/08/99

STANLEY CHANNICK*                           Trustee              03/08/99

FRANK W. DEFRIECE, JR.*                     Trustee              03/08/99

ROY J. GLAUBER*                             Trustee              03/08/99

KEITH J. CARLSON**                          Trustee and          03/08/99
                                            President

JOSEPH G. ROSENTHAL*                        Trustee              03/08/99

RICHARD N. SILVERMAN*                       Trustee              03/08/99

J. BRENDAN SWAN*                            Trustee              03/08/99

C. WILLIAM FERRIS*                          Treasurer (Chief     03/08/99
                                            Financial Officer)

By:      JOSEPH R. FLEMING
         Joseph R. Fleming, Attorney-in-Fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendments Nos. 69, 73, 74, 84 and 89 to Registration Statement No. 2-17613.

** Executed pursuant to power of attorney filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613.

                                  EXHIBIT INDEX


Exhibits:  None